Stock Options: Schedule of Other Share-based Compensation, Activity (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Tables/Schedules
Schedule of Other Share-based Compensation, Activity

Options Outstanding
Number
		Outstanding
	Number	Currently	Weighted	Weighted Average
	Outstanding	Exercisable	Average	Exercise Price of
	at	at	Remaining	Options
Exercise	March 31,	March 31,	Contractual Life	currently
Price	2014	2014	(Years)	exercisable

$2.00	32,000	32,000	1.5	$2.00

Options Outstanding
Number
		Outstanding	Weighted	Weighted Average
	Number	Currently	Average	Exercise Price of
	Outstanding	Exercisable	Remaining	Options
Exercise	at	at	Contractual Life	currently
Price	June 30, 2013	June 30, 2013	(Years)	exercisable

$2.00	32,000	32,000	2.39	$2.00